Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2017
Other comprehensive income
Schedule of tax effects allocated to each component of total other comprehensive income (loss)

	2017			2016			2015
	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
($ in millions)	tax	effect	tax	tax	effect	tax	tax	effect	tax
Foreign currency translation adjustments:
Foreign currency translation adjustments	911	1	912	(469)	(12)	(481)	(1,105)	47	(1,058)
Changes attributable to divestments(1)	12	—	12	7	—	7	—	—	—
Net change during the year	923	1	924	(462)	(12)	(474)	(1,105)	47	(1,058)

Available-for-sale securities:
Net unrealized gains (losses) arising
during the year	1	—	1	—	—	—	(8)	1	(7)
Reclassification adjustments for net
(gains) losses included in net income	—	—	—	—	—	—	1	—	1
Net change during the year	1	—	1	—	—	—	(7)	1	(6)

Pension and other postretirement plans:
Prior service (costs) credits arising
during the year	(20)	4	(16)	(46)	6	(40)	113	(25)	88
Net actuarial gains (losses) arising
during the year	(184)	45	(139)	38	6	44	285	(75)	210
Amortization of prior service cost included
in net income	6	—	6	28	(2)	26	29	(3)	26
Amortization of net actuarial loss included
in net income	90	(27)	63	85	(23)	62	113	(31)	82
Net losses from pension settlements
included in net income	13	(4)	9	37	(11)	26	15	(6)	9
Changes attributable to divestments(1)	8	(2)	6	—	—	—	—	—	—
Net change during the year	(87)	16	(71)	142	(24)	118	555	(140)	415

Cash flow hedge derivatives:
Net gains (losses) arising during the year	45	(7)	38	21	(5)	16	(26)	6	(20)
Reclassification adjustments for net (gains)
losses included in net income	(26)	4	(22)	(7)	1	(6)	39	(9)	30
Changes attributable to divestments(1)	(4)	1	(3)	—	—	—	—	—	—
Net change during the year	15	(2)	13	14	(4)	10	13	(3)	10
Total other comprehensive income (loss)	852	15	867	(306)	(40)	(346)	(544)	(95)	(639)

(1)              Amounts in 2017 mainly relate to the divestment of the high-voltage cable system and cable accessories businesses and are included in the net gain from sale of businesses (see Note 3).

Schedule of changes in component of accumulated other comprehensive loss (OCI), net of tax

		Unrealized	Pension	Unrealized
	Foreign	gains (losses)	and other	gains (losses)	Accumulated
	currency	on available-	postretirement	of cash	other
	translation	for-sale	plan	flow hedge	comprehensive
($ in millions)	adjustments	securities	adjustments	derivatives	loss
Balance at January 1, 2015	(2,102)	13	(2,131)	(21)	(4,241)
Other comprehensive (loss) income
before reclassifications	(1,058)	(7)	298	(20)	(787)
Amounts reclassified from OCI	—	1	117	30	148
Total other comprehensive (loss) income	(1,058)	(6)	415	10	(639)
Less:
Amounts attributable to noncontrolling
interests	(25)	—	3	—	(22)
Balance at December 31, 2015	(3,135)	7	(1,719)	(11)	(4,858)
Other comprehensive (loss) income
before reclassifications	(481)	—	4	16	(461)
Amounts reclassified from OCI	—	—	114	(6)	108
Changes attributable to divestments	7	—	—	—	7
Total other comprehensive (loss) income	(474)	—	118	10	(346)
Less:
Amounts attributable to noncontrolling
interests	(17)	—	—	—	(17)
Balance at December 31, 2016	(3,592)	7	(1,601)	(1)	(5,187)
Other comprehensive (loss) income
before reclassifications	912	1	(155)	38	796
Amounts reclassified from OCI	—	—	78	(22)	56
Changes attributable to divestments	12	—	6	(3)	15
Total other comprehensive (loss) income	924	1	(71)	13	867
Less:
Amounts attributable to noncontrolling
interests	25	—	—	—	25
Balance at December 31, 2017	(2,693)	8	(1,672)	12	(4,345)

Schedule of amounts reclassified out of OCI in respect of Pension and other postretirement plan adjustments

($ in millions)	Location of (gains) losses
Details about OCI components	reclassified from OCI	2017	2016	2015
Pension and other postretirement plan adjustments:
Amortization of prior service cost	Net periodic benefit cost(1)	6	28	29
Amortization of net actuarial losses	Net periodic benefit cost(1)	90	85	113
Net losses from pension settlements	Net periodic benefit cost(1)	13	37	15
Total before tax		109	150	157
Tax	Provision for taxes	(31)	(36)	(40)
Amounts reclassified from OCI		78	114	117

(1)              These components are included in the computation of net periodic benefit cost (see Note 17).